Provisions and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Provisions and contingencies
Schedule of provisions

	Restructuring
	and
	rationalisation		Legal and other
	provisions	Metal-on-metal	provisions	Total
	$ million	$ million	$ million	$ million
At 1 January 2023	30	239	58	327
Charge to income statement	220	–	9	229
Release to income statement	–	(8)	(19)	(27)
Unwinding of discount	–	5	–	5
Utilised	(160)	(87)	(7)	(254)
Exchange adjustment	1	–	–	1
At 31 December 2023	91	149	41	281
Charge to income statement	123	–	12	135
Release to income statement	–	(28)	(2)	(30)
Unwinding of discount	–	6	–	6
Utilised	(153)	(14)	(20)	(187)
Exchange adjustment	(2)	–	–	(2)
At 31 December 2024	59	113	31	203
Provisions – due within one year	59	28	21	108
Provisions – due after one year	–	85	10	95
At 31 December 2024	59	113	31	203
Provisions – due within one year	91	111	31	233
Provisions – due after one year	–	38	10	48
At 31 December 2023	91	149	41	281